Initial Public Offering (Details) - AJAX I [Member] - $ / shares	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of shares issued	80,499,090	80,499,090
Purchase price (in Dollars per share)	$ 10.00	$ 10.00
Sale of stock, description	Each Unit consists of one Class A ordinary share and one-fourth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).	Each Unit consists of one Class A ordinary share and one-fourth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of shares issued	5,499,090	5,499,090